REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE [Abstract]
REVENUE
 NOTE 5.    REVENUE

5.1    Principal revenue generating activities

The majority of the Technip Energies Group revenue is from long-term contracts associated with designing and manufacturing products and systems and providing services to customers involved in exploration and production of crude oil and natural gas. The following is a description of principal activities from which the Technip Energies Group generates its revenue.

The Technip Energies Group designs and builds onshore facilities related to the production, treatment, transformation and transportation of oil and gas; and designs, manufactures and installs fixed and floating platforms for the offshore production and processing of oil and gas reserves.

The onshore business combines the design, engineering, procurement, construction and project management of the entire range of onshore facilities. The activity covers all types of onshore facilities related to the production, treatment and transportation of oil and gas, as well as transformation with petrochemicals such as ethylene, polymers and fertilizers. Some of the onshore activities include the development of onshore fields, refining, natural gas treatment and liquefaction, and design and construction of hydrogen and synthesis gas production units.

Many of these contracts provide a combination of engineering, procurement, construction, project management and installation services, which may last several years. Management has determined that contracts of this nature have generally one performance obligation. In these contracts, the final product is highly customized to the specifications of the field and the customer’s requirements. Therefore, the customer obtains control of the asset over time, and thus revenue is recognized over time.
The Technip Energies Group’s offshore business combines the design, engineering, procurement, construction and project management within the entire range of fixed and floating offshore oil and gas facilities, many of which were the first of their kind, including the development of FLNG facilities. Similar to onshore contracts, contracts grouped under this business provide a combination of services, which may last several years.
Management has determined that contracts of this nature have one performance obligation. In these contracts, the final product is highly customized to the specifications of the field and the customer’s requirements. Management has determined that the customer obtains control of the asset over time, and thus revenue is recognized over time as the customized products do not have an alternative use for us and we have an enforceable right to payment plus reasonable profit for performance completed to date.

5.2    Disaggregation of revenue

The Technip Energies Group disaggregates revenue by geographic region.

	Year Ended December 31
(In millions)	2020	2019	2018
Europe & Russia	€2,754.7	€2,603.9	€2,907.7
Africa & Middle East	1,172.6	1,445.1	1,013.4
Asia Pacific	960.2	1,023.1	1,108.9
Americas	861.0	696.6	335.2
Total Revenue	€5,748.5	€5,768.7	€5,365.2

The following table represents revenue by contract type for each reportable business for the year ended December 31, 2020, 2019 and 2018:

	Year Ended December 31
(In millions)	2020	2019	2018
Project Delivery	€4,687.9	€4,565.5	€4,221.6
Technology, Products and Services	1,060.6	1,203.2	1,143.6
Total Revenue	€5,748.5	€5,768.7	€5,365.2

5.3    Contract balances

The timing of revenue recognition, billings and cash collections results in billed accounts receivable, revenues in excess of billings on uncompleted contracts (contract assets), and billings in excess of revenues on uncompleted contracts (contract liabilities) on the combined statements of financial position.

Contract Assets - Contract Assets, previously disclosed as revenue in excess of billings on uncompleted contracts, include unbilled amounts typically resulting from sales under long-term contracts when revenue is recognized over time and revenue recognized exceeds the amount billed to a customer, and right to payment is not just subject to the passage of time. Amounts may not exceed their net realizable value. Costs and revenue in excess of billings on uncompleted contracts are generally classified as current.

Contract Liabilities - The Technip Energies Group often receives advances or deposits from its customers, before revenue is recognized, resulting in contract liabilities.

The following table provides information about net contract assets (liabilities) as of December 31, 2020, 2019 and 2018, respectively:

	Year Ended December 31
(In millions)	2020	2019	2018
Contract assets	€271.8	€389.3	€272.0
Contract (liabilities)	(3,025.4)	(3,209.0)	(2,945.0)
Net liabilities	€(2,753.6)	€(2,819.7)	€(2,673.0)

The portion of Contract Liabilities related to Yamal LNG Plant as at December 31, 2020 was €690.9 million, €1,129,7 million and €1,715.8 million in 2020, 2019 and 2018 respectively.

In order to determine revenue recognized in the period from contract liabilities, the Technip Energies Group first allocates revenue to the individual contract liability balance outstanding at the beginning of the period until the revenue exceeds that balance. Revenue recognized for the year ended December 31, 2020 that was included in the contract liabilities balance at December 31, 2019 was € 1,473.3 million. Revenue recognized for the year ended December 31, 2019 that was included in the contract liabilities balance at December 31, 2018 was €1,947.3 million. Revenue recognized for the year ended December 31, 2018 that was included in the contract liabilities balance at December 31, 2017 was €2,073.6 million.

Net revenue recognized for the year ended December 31, 2020 from the Technip Energies Group’s performance obligations satisfied in previous periods had a favorable impact of €432.1 million. Net revenue recognized for the year ended December 31, 2019 from the Technip Energies Group’s performance obligations satisfied in previous periods had a favorable impact of €727.0 million. In addition, net revenue recognized for the year ended December 31, 2018 from the Technip Energies Group’s performance obligations satisfied in previous periods had a favorable impact of €308.0 million.
This primarily relates to the changes in the estimate of the stage of completion that impacted revenue.

5.4    Transaction price allocated to the remaining unsatisfied performance obligations

Remaining unsatisfied performance obligations (“RUPO” or “order backlog”) represent the transaction price for products and services for which the Technip Energies Group has a enforceable  right but work has not been performed. The transaction price of the order backlog includes the base transaction price, variable consideration and changes in transaction price. The order backlog table does not include contracts for which the Technip Energies Group recognizes revenue at the amount to which the Technip Energies Group has the right to invoice for services performed. The transaction price of order backlog related to unfilled, confirmed customer orders is estimated at each reporting date. As of December 31, 2020, the aggregate amount of the transaction price allocated to order backlog was €11,490.8 million.

The following table details the order backlog as of December 31, 2020:

(In millions)	2021	2022	Thereafter
Total remaining unsatisfied performance obligations	€5,718.4	€3,326.7	€2,445.7

The transaction price of order backlog related to unfilled, confirmed customer orders is estimated at each reporting date. As of December 31, 2019, the aggregate amount of the transaction price allocated to order backlog was €13,676.4 million.

The following table details the order backlog as of December 31, 2019:

(In millions)	2020	2021	Thereafter
Total remaining unsatisfied performance obligations	€6,226.3	€4,387.9	€3,062.1

The transaction price of order backlog related to unfilled, confirmed customer orders is estimated at each reporting date. As of December 31, 2018, the aggregate amount of the transaction price allocated to order backlog was €7,106.4 million.

The following table details the order backlog as of December 31, 2018:

(In millions)	2019	2020	Thereafter
Total remaining unsatisfied performance obligations	€4,699.9	€1,513.4	€893.1